UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Michael W. Stockton

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Fundamental Investors®
Investment portfolio
September 30, 2015
unaudited
Common stocks 95.25% Consumer discretionary 18.34%	Shares	Value (000)
Amazon.com, Inc.[1]	4,906,800	$2,511,742
Comcast Corp., Class A	33,287,000	1,893,365
Home Depot, Inc.	13,210,000	1,525,623
Twenty-First Century Fox, Inc., Class A	29,125,000	785,792
Walt Disney Co.	7,140,000	729,708
Target Corp.	7,015,000	551,800
Time Warner Inc.	7,795,000	535,906
McDonald’s Corp.	5,200,000	512,356
Expedia, Inc.	3,980,000	468,366
Las Vegas Sands Corp.	10,100,000	383,497
Macy’s, Inc.	5,200,000	266,864
NIKE, Inc., Class B	2,080,000	255,778
Newell Rubbermaid Inc.	6,000,000	238,260
Johnson Controls, Inc.	5,000,000	206,800
CBS Corp., Class B	4,990,226	199,110
Lowe’s Companies, Inc.	2,556,800	176,215
Starbucks Corp.	3,070,000	174,499
Naspers Ltd., Class N2	1,300,000	163,115
Priceline Group Inc.[1]	120,000	148,423
Charter Communications, Inc., Class A1	838,000	147,362
JD.com, Inc., Class A (ADR)[1]	5,180,000	134,991
Liberty Global PLC, Class C1	2,353,511	96,541
Liberty Global PLC, Class A1	863,679	37,086
Viacom Inc., Class B	2,500,000	107,875
Wynn Resorts, Ltd.	1,412,328	75,023
Ralph Lauren Corp., Class A	460,000	54,354
TopBuild Corp.[1]	1,084,082	33,574
Liberty Global PLC LiLAC, Class C1	117,675	4,029
Liberty Global PLC LiLAC, Class A1	43,183	1,455
		12,419,509
Information technology 16.99%
Microsoft Corp.	63,155,000	2,795,240
Avago Technologies Ltd.	10,704,932	1,338,224
Texas Instruments Inc.	16,850,300	834,427
Google Inc., Class C1	779,317	474,152
Google Inc., Class A1	487,800	311,397
ASML Holding NV2	4,555,030	399,352
ASML Holding NV (New York registered)	3,036,000	267,107
Intel Corp.	21,815,173	657,509
Visa Inc., Class A	8,780,000	611,615
Apple Inc.	5,400,000	595,620
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	130,240,000	519,723
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,484,800	72,310
Amphenol Corp., Class A	6,750,000	343,980
salesforce.com, inc.[1]	4,865,000	337,777
Intuit Inc.	3,760,000	333,700
Fundamental Investors — Page 1 of 8

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Analog Devices, Inc.	4,999,000	$281,994
Cisco Systems, Inc.	10,000,000	262,500
Baidu, Inc., Class A (ADR)[1]	1,890,000	259,705
MasterCard Inc., Class A	2,500,000	225,300
International Business Machines Corp.	1,450,000	210,206
Murata Manufacturing Co., Ltd.[2]	1,200,000	155,842
TE Connectivity Ltd.	1,955,000	117,085
ASM Pacific Technology Ltd.[2]	9,543,400	63,017
KLA-Tencor Corp.	825,140	41,257
		11,509,039
Financials 15.46%
Wells Fargo & Co.	28,680,916	1,472,765
JPMorgan Chase & Co.	19,000,000	1,158,430
Berkshire Hathaway Inc., Class A1	4,555	889,318
Capital One Financial Corp.	10,162,000	736,948
CME Group Inc., Class A	6,731,437	624,274
SunTrust Banks, Inc.	14,403,987	550,808
American Express Co.	6,495,000	481,474
ACE Ltd.	4,350,000	449,790
Goldman Sachs Group, Inc.	2,438,200	423,662
Citigroup Inc.	8,500,000	421,685
Legal & General Group PLC[2]	109,784,921	396,443
PNC Financial Services Group, Inc.	3,991,000	355,997
Crown Castle International Corp.	3,557,039	280,544
Discover Financial Services	5,200,000	270,348
American International Group, Inc.	4,666,700	265,162
Weyerhaeuser Co.[1]	9,000,107	246,063
CNO Financial Group, Inc.[3]	11,900,000	223,839
KeyCorp	16,060,000	208,941
American Tower Corp.	2,000,000	175,960
Svenska Handelsbanken AB, Class A2	11,460,000	164,636
Iron Mountain Inc.	5,043,892	156,462
Aegon NV2	22,277,585	128,291
BlackRock, Inc.	430,000	127,912
McGraw Hill Financial, Inc.	1,400,000	121,100
Equinix, Inc.	375,000	102,525
Leucadia National Corp.	1,166,445	23,632
Moody’s Corp.	120,000	11,784
		10,468,793
Health care 11.93%
Express Scripts Holding Co.[1]	12,050,000	975,568
Medtronic PLC	12,040,000	805,958
Merck & Co., Inc.	16,235,000	801,847
Pfizer Inc.	18,600,000	584,226
UnitedHealth Group Inc.	4,629,500	537,068
Bristol-Myers Squibb Co.	8,830,000	522,736
Vertex Pharmaceuticals Inc.[1]	4,675,000	486,854
Boston Scientific Corp.[1]	23,855,000	391,461
Thermo Fisher Scientific Inc.	3,000,000	366,840
Regeneron Pharmaceuticals, Inc.[1]	759,000	353,041
Gilead Sciences, Inc.	3,418,790	335,691
Roche Holding AG, non-registered shares, non-voting[2]	1,125,000	297,398
Novartis AG2	3,190,000	293,846
Fundamental Investors — Page 2 of 8

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Johnson & Johnson	3,100,000	$289,385
Humana Inc.	1,190,000	213,010
AstraZeneca PLC[2]	2,530,000	160,562
Abbott Laboratories	3,816,771	153,511
Hologic, Inc.[1]	3,565,000	139,498
Aetna Inc.	1,210,000	132,386
Baxter International Inc.	3,751,755	123,245
Baxalta Inc.	3,751,755	118,218
		8,082,349
Consumer staples 10.85%
Philip Morris International Inc.	26,535,000	2,105,022
Coca-Cola Co.	28,435,000	1,140,812
Reynolds American Inc.	15,598,140	690,530
Procter & Gamble Co.	7,460,000	536,672
Walgreens Boots Alliance, Inc.	5,375,000	446,662
Kroger Co.	11,050,000	398,574
Kraft Heinz Co.	4,900,000	345,842
Altria Group, Inc.	6,310,000	343,264
British American Tobacco PLC[2]	5,905,000	326,350
Campbell Soup Co.	6,000,000	304,080
Costco Wholesale Corp.	1,700,000	245,769
Diageo PLC[2]	7,000,000	188,373
CVS Health Corp.	1,820,000	175,594
Pinnacle Foods Inc.	2,490,000	104,281
		7,351,825
Industrials 10.46%
Boeing Co.	8,320,000	1,089,504
General Electric Co.	40,050,000	1,010,061
Union Pacific Corp.	8,440,000	746,180
Lockheed Martin Corp.	2,953,200	612,228
Parker-Hannifin Corp.	4,675,000	454,877
Rockwell Automation	3,500,000	355,145
Deere & Co.	4,000,000	296,000
Caterpillar Inc.	4,275,000	279,414
TransDigm Group Inc.[1]	1,310,000	278,257
Masco Corp.	10,548,328	265,607
Honeywell International Inc.	2,400,000	227,256
Cummins Inc.	1,757,300	190,808
Grafton Group PLC, units[2,3]	15,037,000	152,148
Norfolk Southern Corp.	1,934,600	147,803
Ryanair Holdings PLC (ADR)	1,850,000	144,855
KAR Auction Services, Inc.	3,500,000	124,250
Northrop Grumman Corp.	740,000	122,803
Fastenal Co.	3,100,000	113,491
MTU Aero Engines AG2	1,120,089	93,556
Meggitt PLC[2]	12,408,514	89,594
United Continental Holdings, Inc.[1]	1,567,600	83,161
Schneider Electric SE2	1,403,500	78,707
Waste Management, Inc.	1,400,000	69,734
Airbus Group SE, non-registered shares[2]	975,000	57,911
		7,083,350
Fundamental Investors — Page 3 of 8

unaudited
Common stocks Energy 6.33%	Shares	Value (000)
ConocoPhillips	9,610,000	$460,896
Enbridge Inc. (CAD denominated)	9,721,391	360,955
Chevron Corp.	4,476,137	353,078
Baker Hughes Inc.	6,458,300	336,090
Suncor Energy Inc.	10,996,034	294,079
Concho Resources Inc.[1]	2,920,000	287,036
EOG Resources, Inc.	3,935,000	286,468
Royal Dutch Shell PLC, Class B (ADR)	4,663,834	221,439
Peyto Exploration & Development Corp.[3]	10,185,882	211,808
Schlumberger Ltd.	2,350,000	162,080
BP PLC[2]	30,000,000	152,060
Noble Energy, Inc.	4,851,400	146,415
Phillips 66	1,709,488	131,357
TOTAL SA (ADR)	1,908,259	85,318
TOTAL SA2	1,014,516	45,740
Helmerich & Payne, Inc.	2,450,000	115,787
Cimarex Energy Co.	1,100,000	112,728
Kinder Morgan, Inc.	3,990,000	110,443
Murphy Oil Corp.	4,140,000	100,188
BG Group PLC[2]	6,800,000	98,054
Southwestern Energy Co.[1]	7,000,000	88,830
Pioneer Natural Resources Co.	449,469	54,673
Tourmaline Oil Corp.[1]	1,633,800	38,038
FMC Technologies, Inc.[1]	530,600	16,449
CONSOL Energy Inc.	1,600,000	15,680
		4,285,689
Materials 3.12%
Praxair, Inc.	6,795,000	692,139
LyondellBasell Industries NV	4,270,000	355,947
E.I. du Pont de Nemours and Co.	6,700,525	322,965
FMC Corp.[3]	6,758,000	229,164
Potash Corp. of Saskatchewan Inc.	9,500,000	195,225
Airgas, Inc.	1,480,000	132,208
Dow Chemical Co.	1,858,318	78,793
Air Products and Chemicals, Inc.	600,000	76,548
HudBay Minerals Inc.	6,744,900	24,918
WestRock Co.	51,319	2,640
The Chemours Co.	256,000	1,656
		2,112,203
Telecommunication services 0.91%
Verizon Communications Inc.	4,552,004	198,058
Deutsche Telekom AG2	10,000,000	177,520
SoftBank Group Corp.[2]	3,740,000	172,079
TDC A/S2	13,248,762	68,367
		616,024
Utilities 0.19%
PG&E Corp.	2,500,000	132,000
Fundamental Investors — Page 4 of 8

unaudited
Common stocks Miscellaneous 0.67%	Shares	Value (000)
Other common stocks in initial period of acquisition		$456,149
Total common stocks (cost: $47,209,969,000)		64,516,930
Short-term securities 5.23%	Principal amount (000)
Apple Inc. 0.13% due 10/8/2015[4]	$75,000	74,998
Caterpillar Financial Services Corp. 0.12% due 10/14/2015	38,800	38,798
Chariot Funding, LLC 0.30% due 11/6/2015[4]	40,000	39,991
Chevron Corp. 0.13%–0.17% due 10/7/2015–11/10/2015[4]	130,700	130,687
Coca-Cola Co. 0.18%–0.23% due 10/13/2015–11/5/2015[4]	60,000	59,996
Estée Lauder Companies Inc. 0.17% due 10/8/2015[4]	26,000	25,999
Fannie Mae 0.11%–0.27% due 10/26/2015–2/9/2016	513,200	513,177
Federal Farm Credit Banks 0.21% due 2/10/2016	50,000	49,988
Federal Home Loan Bank 0.09%–0.26% due 10/7/2015–4/12/2016	1,678,305	1,678,254
Freddie Mac 0.10%–0.23% due 10/5/2015–2/24/2016	464,500	464,466
General Electric Capital Corp. 0.21% due 11/30/2015	9,030	9,027
General Electric Co. 0.10% due 10/1/2015	24,550	24,550
John Deere Financial Ltd. 0.16% due 10/13/2015[4]	50,000	49,998
Microsoft Corp. 0.16% due 10/20/2015[4]	110,600	110,597
Qualcomm Inc. 0.12% due 10/7/2015[4]	30,000	29,999
United Parcel Service Inc. 0.16% due 11/5/2015[4]	90,000	89,990
Wal-Mart Stores, Inc. 0.15% due 11/12/2015[4]	35,100	35,096
Walt Disney Co. 0.13%–0.15% due 10/1/2015–10/26/2015[4]	113,600	113,594
Total short-term securities (cost: $3,538,580,000)		3,539,205
Total investment securities 100.48% (cost: $50,748,549,000)		68,056,135
Other assets less liabilities (0.48)%		(321,772)
Net assets 100.00%		$67,734,363
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2015 (000)
FMC Corp.	6,758,000	—	—	6,758,000	$3,345	$229,164
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	2,380	223,839
Peyto Exploration & Development Corp.	8,107,500	2,078,382	—	10,185,882	6,216	211,808
Grafton Group PLC, units[2]	15,037,000	—	—	15,037,000	2,615	152,148
Denbury Resources Inc.[5]	20,500,000	—	20,500,000	—	1,956	—
					$16,512	$816,959

Fundamental Investors — Page 5 of 8

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,442,684,000, which represented 6.56% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $760,945,000, which represented 1.12% of the net assets of the fund.
[5]	Unaffiliated issuer at 9/30/2015.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
Fundamental Investors — Page 6 of 8

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$12,256,394	$163,115	$—	$12,419,509
Information technology	10,371,105	1,137,934	—	11,509,039
Financials	9,779,423	689,370	—	10,468,793
Health care	7,330,543	751,806	—	8,082,349
Consumer staples	6,837,102	514,723	—	7,351,825
Industrials	6,611,434	471,916	—	7,083,350
Energy	3,989,835	295,854	—	4,285,689
Materials	2,112,203	—	—	2,112,203
Telecommunication services	198,058	417,966	—	616,024
Utilities	132,000	—	—	132,000
Miscellaneous	456,149	—	—	456,149
Short-term securities	—	3,539,205	—	3,539,205
Total	$60,074,246	$7,981,889	$—	$68,056,135
*	Securities with a value of $4,442,684,000, which represented 6.56% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Fundamental Investors — Page 7 of 8

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,125,095
Gross unrealized depreciation on investment securities	(1,816,730)
Net unrealized appreciation on investment securities	17,308,365
Cost of investment securities	50,747,770

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-1115O-S49165	Fundamental Investors — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 27, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 27, 2015